UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21958

DGHM Investment Trust

(Exact name of registrant as specified in charter)

565 Fifth Avenue, Suite 2101, New York, New York 10017

(Address of principal executive offices)           (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, MO 64112

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: Last day of February

Date of reporting period: February 29, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report 2008

For the Period from June 20, 2007 (Commencement of Operations)

to February 29, 2008

DGHM ALL-CAP VALUE FUND

Class A Shares

Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM All-Cap Value Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St. Rocky Mount, NC 27804, Phone 1-800-773-3863.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this A nnual R eport represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.ncfunds .com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by Dalton, Greiner, Hartman, Maher & Co., LLC, the investment adviser to the Fund, waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Annual Report was first distributed to shareholders on or about April 29, 2008.

For More Information on your DGHM All-Cap Value Fund:

See Our Web site @ www.dghm.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

                                                                                                                                                                           April 17, 2008

Dear shareholders:

We are pleased to inform you that during a difficult period for the stock market the DGHM All-Cap Value Fund (the “Fund”) outperformed its benchmark index (the Russell 3000® Value Index) from the date of the Fund’s inception, June 20th 2007, through February 29, 2008. Whereas the Russell 3000® Value Index return was -14.8%, the Fund’s Class A Shares’ was -7.4% and the Fund’s Class C Shares’ was -7.8%.

The Fund’s performance was driven by strong stock selection in the Miscellaneous Financials, Banks, Real Estate, and Energy sectors.1 Additionally, the Fund’s performance also benefitted from the Fund being underweighted in Financial stocks and from the Fund avoiding stocks with material exposure to subprime mortgages. As we generally seek to be fully invested, the Fund’s average cash position was approximately 2%.

With the many issues currently creating volatility in the stock market (including the sub-prime mortgages, government bailouts and recession fears), I would like to remind all of our shareholders of the investment strategy that generally guides our stock picking:

▪	We use a bottom-up selection process to attempt to identify companies that appear to be selling at a discount relative to our assessment of their potential value.
▪	We focus on the cash flows, historical profitability, projected future earnings, and financial condition of individual companies in identifying which stocks we may purchase.
▪	We also consider the following factors in deciding which companies may appear attractive:
▪	Quality of the business franchise
▪	Competitive advantage
▪	Economic or market conditions
▪	Deployment of capital
▪	Reputation, experience, and competence of the company’s management
▪

We believe that equity securities purchased at prices below their potential value not only protect capital, but also offer significant price appreciation once the market recognizes the particular stock’s potential value.

▪

Generally, we sell securities when the characteristics and factors we used to select the security change or the stock has appreciated to the point where it is no longer attractive versus other potential opportunities.

In implementing the investment strategy of the Fund, we invest with a multi-year investment horizon rather than focusing on the month or quarter end data. We do not attempt to make macroeconomic calls. (i.e., predict economic growth, interest rates,

_________________________

1  Sectors are based on non-traditional industry classifications as determined by the Fund's managers.

currency levels, commodity prices etc.). Additionally, we do not predict the direction of the stock market.

We believe that the volatility and downturn in the market that came about during the period covered by this report has presented us with numerous opportunities across multiple sectors to purchase stocks that are consistent with the Fund’s investment strategy. We do not believe such circumstances existed at the inception of the Fund when finding attractive stocks was more difficult.

We appreciate the opportunity to serve as your Fund’s Investment Adviser.

Sincerely,

Jeffrey C. Baker

Executive Vice President

Dalton, Greiner, Hartman, Maher & Co., LLC

The views in the foregoing discussion were those of the Fund's investment advisor as of the date set forth above and may not reflect its views on the date this Report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Fund at 1-800-773-3863. Fee waivers and expense reimbursements have positively impacted Fund performance. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Annual Report.

DGHM All-Cap Value Fund – Class A Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008

Performance Returns for the period from June 20, 2007 (Commencement of Operations) to February 29, 2008.

Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment	Gross Expense Ratio**	Net Expense Ratio
DGHM All-Cap Value Fund Class A - No Sales Load	(7.40%)	$9,260	2.34%	1.75%
DGHM All-Cap Value Fund Class A - 5% Maximum Sales Load	(12.03%)	$8,797
Russell 3000® Value Index	(14.75%)	$8,525
* The Fund’s inception date – June 20, 2007 (Commencement of Operations). ** Gross Expense Ratio per most recent Prospectus, dated June 2007.

                                                               Russell

                          DGHM All-Cap         3000®

                            Value Fund -            Value

                           Class A Shares         Index

  6/20/2007              9,500                  10,000

  6/30/2007              9,443                    9,926

  7/31/2007              9,225                    9,434

  8/31/2007              9,329                    9,546

  9/30/2007              9,595                    9,581

10/31/2007              9,700                    9,860

11/30/2007              9,187                    9,358

12/31/2007               9,158                    9,268

  1/31/2008              8,845                    8,896

  2/29/2008              8,797                    8,525

This graph assumes an initial investment of $10,000 ($9,500 after maximum sales load of 5.00%) at June 20, 2007 (Commencement of Operations). All dividends and distributions are reinvested, if any. A maximum contingent deferred sales charge (“CDSC”) of 0.5% is imposed on shares redeemed within 1 year of a purchase of $1 million or more, the deduction of the CDSC charge is not reflected in the graph. This graph depicts the performance of the DGHM All-Cap Value Fund - Class A Shares (the “Fund”) versus the Russell 3000® Value Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of Class A shares of the Fund to not more than 1.75% for the fiscal year ended February 28, 2009. There can be no assurance that these arrangements will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments or CDSC fees on redemption payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period***
Actual	$1,000.00	$943.00	$8.45
Hypothetical (5% return before expenses)	$1,000.00	$1,016.16	$8.77

*** Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 1.75%. The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six month period).

DGHM All-Cap Value Fund – Class C Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008

Performance Returns for the period from June 20, 2007 (Commencement of Operations) to February 29, 2008.

Cumulative Total Investment Returns	Since Inception*	Final Value of $10,000 Investment	Gross Expense Ratio**	Net Expense Ratio
DGHM All-Cap Value Fund – Class C Shares – No Sales Charge	(7.80%)	$9,220	3.09%	2.50%
DGHM All-Cap Value Fund – Class C Shares – Maximum Sales Charge	(8.72%)	$9,128
Russell 3000® Value Index	(14.75%)	$8,525
* The Fund’s inception date – June 20, 2007 (Commencement of Operations). ** Gross Expense Ratio per most recent Prospectus, dated June 2007.

                                                            Russell

                          DGHM All-Cap        3000®

                            Value Fund -           Value

                           Class C Shares         Index

  6/20/2007            10,000                  10,000

  6/30/2007              9,940                    9,926

  7/31/2007              9,710                     9,434

  8/31/2007              9,810                    9,546

  9/30/2007            10,090                    9,581

10/31/2007            10,190                    9,860

11/30/2007              9,650                    9,358

12/31/2007               9,610                    9,268

  1/31/2008              9,270                    8,896

  2/29/2008              9,128                    8,525

The graph assumes an initial $10,000 investment at June 20, 2007(Commencement of Operations). The performance of Class C shares depicted in the graph reflects the deduction of a 1% contingent deferred sales charge at the end of the period. All dividends and distributions are reinvested, if any. This graph depicts the performance of the DGHM All-Cap Value Fund – Class C Shares (the “Fund”) versus the Russell 3000® Value Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only. The Advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of Class A shares of the Fund to not more than 2.50% for the fiscal year ended February 28, 2009. There can be no assurance that these arrangements will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include CDSC fees on redemption payments, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as CDSC fees on redemption payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period***
Actual	$1,000.00	$939.90	$12.06
Hypothetical (5% return before expenses)	$1,000.00	$1,012.43	$12.51

*** Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund’s annualized six-month expense ratio is 2.50%. The values under “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six month period).

DGHM ALL-CAP VALUE FUND

Schedule of Investments

As of February 29, 2008
	Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 96.30%			Insurance - 8.74%
				Ace, Ltd.	2,260	$ 127,102
Aerospace/Defense - 3.30%				CIGNA Corporation	2,520	112,342
General Dynamics Corporation	1,655	$ 135,462		Horace Mann Educators
				Corporation	6,865	119,314
Auto Parts & Equipment - 1.93%						358,758
Autoliv, Inc.	1,590	79,341	Media - 4.10%
				Comcast Corporation, Cl. A	4,655	90,074
Banks - 5.65%				Time Warner Inc.	5,000	78,050
Bank of America Corporation	3,230	128,360				168,124
Old National Bancorp	6,670	103,518	Metal Fabrication/Hardware - 2.46%
		231,878		Mueller Industries, Inc.	3,520	101,130
Beverages - 1.99%
Anheuser-Busch Companies, Inc.	1,740	81,937	Miscellaneous Manufacturing - 5.59%
				3M Co.	1,930	151,312
Chemicals - 3.19%				Teleflex Incorporated	1,380	78,039
PPG Industries, Inc.	2,110	130,778				229,351
			Oil & Gas - 13.62%
Computers - 3.84%				EnCana Corporation	2,215	168,805
International Business Machines				Helmerich & Payne, Inc.	2,230	99,971
Corporation (IBM)	770	87,672		Occidental Petroleum
* Teradata Corporation	2,765	69,761		Corporation	1,725	133,463
		157,433	*	Ultra Petroleum Corp.	1,995	156,548
Diversified Financial Services - 10.20%						558,787
* Affiliated Managers Group, Inc.	1,310	126,218	Oil & Gas Services - 3.14%
Invesco Limited	4,650	119,086	*	Oil States International, Inc.	3,060	129,010
JPMorgan Chase & Co.	2,330	94,714
The Goldman Sachs Group, Inc.	463	78,539	Real Estate Investment Trust - 2.60%
		418,557		UDR, Inc.	4,770	106,610
Electric - 6.06%
Duke Energy Corporation	7,060	123,832	Retail - 3.87%
FirstEnergy Corp.	1,845	124,704		Brinker International, Inc.	4,240	78,186
		248,536		The TJX Companies, Inc.	2,520	80,640
Entertainment - 1.92%						158,826
Regal Entertainment Group	3,990	78,723	Telecommunications - 6.43%
				CenturyTel, Inc.	2,170	78,532
Food - 4.68%			*	Cisco Systems, Inc.	2,430	59,219
Kellogg Company	1,920	97,382	μ	Vodafone Group PLC	3,910	126,019
The Kroger Co.	3,905	94,696				263,770
		192,078
Healthcare - Services - 2.99%			Total Common Stocks (Cost $4,205,430)			3,951,675
* DaVita, Inc.	2,470	122,586

						(Continued)

DGHM ALL-CAP VALUE FUND

Schedule of Investments

As of February 29, 2008
		Shares	Market Value (Note 1)

INVESTMENT COMPANY - 2.40%				Summary of Investments by Industry
§	Evergreen Institutional Treasury Money Market Fund, 1.83%				% of Net Assets	Market Value
	(Cost $98,684)	98,684	$ 98,684	Industry
				Aerospace/Defense	3.30%	$ 135,462
Total Investments (Cost $4,304,114) - 98.70%			$4,050,359	Auto Parts & Equipment	1.93%	79,341
Other Assets Less Liabilities - 1.30%			53,401	Banks	5.65%	231,878
				Beverages	1.99%	81,937
Net Assets - 100.00%			$4,103,760	Chemicals	3.19%	130,778
				Computers	3.84%	157,433
*	Non-income producing investment.			Diversified Financial Services	10.20%	418,557
μ	American Depositary Receipt.			Electric	6.06%	248,536
§	Represents 7 day effective yield at February 29, 2008.			Entertainment	1.92%	78,723
				Food	4.68%	192,078
				Healthcare - Services	2.99%	122,586
				Insurance	8.74%	358,758
The following acronym is used in this portfolio:				Investment Company	2.40%	98,684
				Media	4.10%	168,124
PLC - Public Limited Company (British)				Metal Fabrication/Hardware	2.46%	101,130
				Miscellaneous Manufacturing	5.59%	229,351
				Oil & Gas	13.62%	558,787
				Oil & Gas Services	3.14%	129,010
				Real Estate Investment Trust	2.60%	106,610
				Retail	3.87%	158,826
				Telecommunications	6.43%	263,770
				Total	98.70%	$ 4,050,359

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Statement of Assets and Liabilities

As of February 29, 2008

Assets:
Investments, at value (cost $4,304,114)	$4,050,359
Receivables:
Fund shares sold	45,387
Dividends	9,364
Prepaid expenses
Fund accounting fees	3,500
Compliance services fees	650
Other expenses	20,472

Total assets	4,129,732

Liabilities:
Accrued expenses	16,978
Due to affiliates:
Advisor (note 2)	8,994

Total liabilities	25,972

Net Assets	$4,103,760

Net Assets Consist of:
Capital (par value and paid in surplus)	$4,393,542
Accumulated net realized loss on investments	(36,027)
Net unrealized depreciation on investments	(253,755)

Total Net Assets	$4,103,760

Class A Shares Outstanding, $0.001 par value (unlimited shares authorized)	223,174
Net Assets - Class A Shares	$2,065,755
Net Asset Value and Redemption Price Per Share (a)	$9.26
Maximum Offering Price Per Share (Net Asset Value ÷ 0.95)	$9.75

Class C Shares Outstanding, $0.001 par value (unlimited shares authorized)	221,146
Net Assets - Class C Shares	$2,038,005
Net Asset Value, Maximum Offering Price and Redemption Price Per Share (a)	$9.22

(a)	Maybe subject to a contingent deferred sales charge if redemed wihin one year of the purchase date (see note 1).

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Statement of Operations

For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008

Investment Income:
Dividends (Net of foreign withholding tax of $137)	$44,170

Total Income	44,170

Expenses:
Advisory fees (note 2)	17,020
Administration fees (note 2)	18,000
Transfer agent fees(note 2)	19,836
Fund accounting fees (note 2)	29,042
Compliance service fees(note 2)	5,400
Custody fees (note 2)	6,732
Distribution and service fees - Class A Shares (note 3)	2,679
Distribution and service fees - Class C Shares (note 3)	11,890
Registration and filing administration fees (note 2)	10,748
Legal fees	19,439
Audit and tax preparation fees	15,000
Registration and filing expenses	28,921
Printing expenses	381
Trustee fees and meeting expenses	10,584
Securities pricing fees	2,162
Other operating expenses	4,259

Total Expenses	202,093

Expenses reimbursed by advisor(note 2)	(136,399)
Advisory fees waived (note 2)	(17,020)

Net Expenses	48,674

Net Investment Loss	(4,504)

Net Realized and Unrealized Gain (Loss) from Investments:
Net realized loss from investments	(36,996)
Capital gain distribution from other investment companies	969
Change in unrealized depreciation on investments	(253,755)

Realized and Unrealized Loss on Investments	(289,782)

Net Decrease in Net Assets Resulting from Operations	$(294,286)

See Notes to Financial Statements

DGHM ALL-CAP VALUE FUND

Statement of Changes in Net Assets

For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008

Operations:
Net investment loss	$(4,504)
Net realized loss from investment transactions	(36,027)
Change in unrealized depreciation on investments	(253,755)

Net Decrease in Net Assets Resulting from Operations	(294,286)

Capital Share Transactions: (note 6)
Class A Shares
Shares sold	2,229,146
Shares repurchased	(250,117)
Class C Shares
Shares sold	2,277,848
Shares repurchased	(113,831)

Increase from Capital Share Transactions	4,143,046

Net Increase in Net Assets	3,848,760

Net Assets:
Beginning of Period	255,000
End of Period	$4,103,760

Undistributed Net Investment Income	$-

See Notes to Financial Statements

DGHM ALL -C AP V ALUE F UND

Financial Highlights

For a share outstanding during the period from June 20, 2007
(Commencement of Operations) to February 29, 2008	Class A Shares		Class C Shares

Net Asset Value, Beginning of Period	$ 10.00		$ 10.00

Income from Investment Operations:
Net investment income (loss)	0.01		(0.03)
Net realized and unrealized loss on securities	(0.75)		(0.75)

Total from Investment Operations	(0.74)		(0.78)

Net Asset Value, End of Period	$ 9.26		$ 9.22

Total Return (a)	(7.40)	% (b)	(7.80)	% (b)

Net Assets, End of Period (in thousands)	$ 2,066		$ 2,038

Average Net Assets for the Period (in thousands)	$ 1,544		$ 1,713

Gross Expenses to Average Net Assets (c)	8.52	% (d)	9.27	% (d)
Net Expenses to Average Net Assets (c)	1.75	% (d)	2.50	% (d)
Net Investment Income (Loss) to Average Net Assets	0.20	% (d)	(0.55)	% (d)

Portfolio Turnover Rate	80.71	%(b)	80.71	%(b)

(a) Total return does not reflect sales charge, if any.
(b) Not Annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(d)	Annualized.
See Notes to Financial Statements.

DGHM ALL-CAP VALUE FUND

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The DGHM All-Cap Value Fund (the “Fund”) is a series portfolio of the DGHM Investment Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is classified as diversified as defined in the 1940 Act.

The Fund commenced operations on June 20, 2007. The investment objective of the Fund is to provide long-term capital appreciation through investments that the advisor believes are undervalued.

Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The Fund’s Class C shares are sold without an initial sales charge; however, both Class A and C shares are subject to a contingent deferred sales charge. Class A shares sold are subject to a maximum sales charge of 5%, as well as a contingent deferred sales charge of 0.5% imposed on transactions over $1,000,000 proceeds that are redeemed within one year of the purchase date. Class C shares impose a 1% contingent deferred sales charge on proceeds that are redeemed within one year of the purchase date. The contingent deferred sales charge is payable to the Distributor of the Trust. Class C shares automatically convert into Class A shares after seven years.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income (if any) quarterly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

(Continued)

DGHM ALL-CAP VALUE FUND

Notes to Financial Statements

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to Dalton, Greiner, Maher & Co., LLC, (the “Advisor”) based upon the average daily net assets of the Fund and calculated at an annual rate shown in the table below. The Advisor has entered into a contractual agreement (“Expense Limitation Agreement") with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses) to not more than a specified percentage of the average daily net assets of the Fund.

Advisory Fees Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
0.75%	1.75% Class A 2.50% Class C	$17,020	$136,399

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the respective share class and calculated at the annual rates as shown in the schedule provided below. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping service and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of these is provided below.

Compliance Services

The Nottingham Compliance Services, LLC, (“NCS”) a fully owned affiliate of the Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the Securities and Exchange Commission. For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008, NCS received $5,400 for these services.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services based upon a $15 per shareholder per year, subject to a minimum fee of $1,750 per month, plus $500 per month for each additional class of shares.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Class A shares and re-allocates a portion of suchcharges to dealers through whom the sale was made, if any. For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008, the Distributor retained sales charges in the amount of $2,373.

Certain Trustees and officers of the Trust are also officers of the Advisor and the Administrator.

Administration Fees (a)		Fund Accounting Fees (monthly) (b)	Fund Accounting Asset Based Fees		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
First $50 Million	0.175%	$2,700	All Assets	0.01%	$150 per state,
Next $50 Million	0.150%	$750			per class
Next $50 Million	0.125%
Next $50 Million	0.100%
Over $200 Million	0.075%

  (a) Subject to a minimum of $2,000 per month.
 (b) Subject to $2,700 for the first class, $750 for each additional class.

(Continued)

DGHM ALL-CAP VALUE FUND

Notes to Financial Statements

3.    Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and a majority of the Trustees who have no direct or indirect financial interest in the operation of the distribution and service plans (the “Plans”) adopted pursuant to Rule 12b-1 of the 1940 Act applicable to the Class A Shares and Class C Shares or any agreement relating to the Plans. The 1940 Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares or 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plans, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares and Class C Shares in the Fund or support servicing of those classes’ shareholder accounts. The Fund incurred $2,679, and $11,890, in distribution and service fees under the Plans with respect to Class A Shares and Class C Shares, respectively, for the period from June 20, 2007 (Commencement of Operations) to February 29, 2008.

4.	Purchases and Sales of Investment Securities

For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$6,728,700	$2,485,960

There were no purchases or sales of long-term U.S. Government Obligations during the period from June 20, 2007 (Commencement of Operations) to February 29, 2008.

5.	Federal Income Tax

The tax components of capital shown in Table 1 represent: (1) distribution requirements the Fund must satisfy under the income tax regulations, and (2) unrealized appreciation or depreciation of investments for federal income tax purposes as of February 29, 2008.

Accumulated capital losses noted below represent net capital loss carryovers as of February 29, 2008 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. The Capital Loss Carry-forward for the period ended February 29, 2008 is $3,338 which will expire in February 29, 2016.

Other book to tax differences in the current year primarily consist of post-October loss deferrals.

Table 1
Undistributed		Other Book/Tax Differences
Ordinary Income	Accumulated Capital Losses		Net Tax Appreciation
$ -	($3,338)	($6,485)	($279,959)

As a result of the Fund’s operating net investment loss, the following reclassification, shown in Table 2, was made for the fiscal year ended February 29, 2008. This reclassification had no effect on the net assets or the net asset value of the Fund.

Table 2
Increase (Decrease) in
Paid-in Capital	Undistributed Net Investment Gain (Loss)	Undistributed Net Realized Gain on Investments
($4,504)	$4,504	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of February 29, 2008, are shown in Table 3. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

Table 3
Federal Tax Cost	Aggregate Gross Unrealized
	Appreciation	Depreciation
$4,330,318	$159,530	($439,489)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may arise from differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards. Certain permanent differences such as tax returns of capital and net investment losses, if any, would be classified against capital. There were no dividends or distributions of net

(Continued)

DGHM ALL-CAP VALUE FUND

Notes to Financial Statements

investment income or net realized gains paid during the period from June 20, 2007 (Commencement of Operations) to February 29, 2008.

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

6.	Capital Share Transactions

For the period from June 20, 2007 (Commencement of Operations) to February 29, 2008	Class A Shares	Class C Shares
Transactions in Capital Shares
Shares sold	228,769	228,136
Shares repurchased	(25,995)	(12,090)
Net Increase in Capital Shares	202,774	216,046
Shares Outstanding, Beginning of Period	20,400	5,100
Shares Outstanding, End of Period	223,174	221,146

7.	Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 29, 2008, management of the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

8.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its vendors, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of DGHM Investment Trust

and the Shareholders of DGHM All-Cap Value Fund

We have audited the accompanying statement of assets and liabilities of DGHM All-Cap Value Fund, a series of shares of beneficial interest of DGHM Investment Trust, including the schedule of investments, as of February 29, 2008, and the related statement of operations, statement of changes in net assets and the financial highlights for the period from June 20, 2007 (commencement of operations) to February 29, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 29, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DGHM All-Cap Value Fund as of February 29, 2008, the results of its operations, the changes in its net assets and its financial highlights for the period from June 20, 2007 to February 29, 2008, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

April 28, 2008

DGHM ALL-CAP VALUE FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Additional Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Trustees. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $9,500 during the fiscal year ended February 29, 2008 from the Fund for their services to the Fund and Trust. The Interested Trustee and officers did not receive compensation from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Jack E. Brinson, 75	Trustee	Since 04/07	Retired since January 2000; previously, President, Brinson Investment Co. (personal investments) and President, Brinson Chevrolet, Inc. (auto dealership).	1

Independent Trustee of the following – Gardner Lewis Investment Trust for the three series of that trust; The Nottingham Investment Trust II for the six series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; New Providence Investment Trust for the one series of that trust; and Tilson Investment Trust for the two series of that trust (all registered investment companies)

(Continued)

DGHM ALL-CAP VALUE FUND

Additional Information (Unaudited)

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr., 71	Trustee and Chairman	Since 04/07	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 and Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) since September 2003.	1

Independent Trustee of the following – Gardner Lewis Investment Trust for the three series of that trust; Hillman Capital Management Investment Trust for the two series of that trust; Tilson Investment Trust for the two series of that trust and New Providence Investment Trust for the one series of that trust (all registered investment companies)

Interested TrusteeS*
Jeffrey C. Baker, 41 565 Fifth Avenue Suite 2101 New York, New York 10017	Trustee, President, and Principal Executive Officer	Since 04/07	Executive Vice President, Dalton, Greiner, Hartman, Maher & Co., LLC (investment advisor to the Fund) since 2005; previously, Senior Vice President, Dalton, Greiner, Hartman, Maher & Co., LLC, 2002 to 2005; and Vice President, Dalton, Greiner, Hartman, Maher & Co., LLC, 2000 to 2002.	1	None
*Basis of Interestedness: Mr. Baker is an Interested Trustee because he is a Member of the Advisor.
Other Officers
Thomas F. Gibson, 44 565 Fifth Avenue Suite 2101 New York, New York 10017	Treasurer, Principal Financial Officer, and Chief Compliance Officer	Since 04/07

Vice President, Chief Financial Officer, and Chief Compliance Officer, Dalton, Greiner, Hartman, Maher & Co., LLC since 2005; previously, Chief Financial Officer and Chief Compliance Officer, Bingham Legg Advisers, LLC, 1999 to 2005.

				n/a	n/a
Jacob S. Brown, 28	Assistant Treasurer	Since 04/07

Financial Reporting Manager (since February 2007), previously, Senior Accountant (2005-2007) and Fund Accountant (2003-2005) of The Nottingham Company (administrator of the Funds); previously Intern, Sara Lee Corporation (food products and household goods).

				n/a	n/a

DGHM ALL-CAP VALUE FUND

Additional Information (Unaudited)

Name, Age and Address	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

A. Vason Hamrick, 30	Secretary	Since 04/07	Corporate Counsel, The Nottingham Company since 2004.	n/a	n/a

The DGHM ALL-CAP VALUE

FUND is a series of the

DGHM Investment Trust

For Shareholder Service Inquiries:                                                 For Investment Advisor Inquiries:

NC Shareholder Services, LLC	Dalton, Greiner, Hartman, Maher & Co., LLC
116 South Franklin Street	565 Fifth Avenue, Suite 2101
Post Office Drawer 4365	New York, New York 10017-2413
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com                                                                                          dghm.com

ITEM 2. CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Covered Officers").

(c)	There have been no amendments during the period covered by this report.
(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver from a provision of the registrant's code of ethics to its Covered Officers.
(f)(1)	A copy of the code of ethics that applies to the registrant’s Covered Officers is filed pursuant to Item 12.(a)(1) below.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant does not have an audit committee financial expert serving on its audit committee.
(a)(2)	Not applicable.
(a)(3)

At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees – Audit fees billed for the registrant were $13,000 for the fiscal year ended February 29, 2008. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty, LLP (“Accountant”), in connection with the annual audit of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings. The fiscal year ended February 29, 2008 was the initial fiscal year for the registrant.

(b)

Audit-Related Fees – There were no additional fees billed in the fiscal year ended February 29, 2008 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees – The tax fees were $2,000 in the fiscal year ended February 29, 2008 for professional services rendered by the Accountant for tax compliance,

tax advice, and tax planning. These services were for the completion of the fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d)

All Other Fees – The registrant was billed a fee of $2,000 in April, 2007 in connection with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant’s inception. There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the fiscal year ended February 29, 2008.

(e)(1)

The registrant’s board of trustees pre-approved the engagement of the Accountant for the fiscal year ended February 29, 2008 at the registrant’s initial board of trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

There were no fees billed by the Accountant for services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's officers, including the Principal Executive Officer and Principal Financial Officer, concluded, as of a date within 90 days of the filing of this report, based on an evaluation of the registrant's disclosure controls and procedures, that such disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the registrant is made known to the Principal Executive Officer and Principal Financial Officer as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DGHM Investment Trust

By: (Signature and Title)

/s/ Jeffrey C. Baker

Jeffrey C. Baker

President and Principal Executive Officer

Date: April 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jeffrey C. Baker

Jeffrey C. Baker

President and Principal Executive Officer

DGHM Investment Trust

Date: April 30, 2008

By: (Signature and Title)

/s/ Thomas F. Gibson

Thomas F. Gibson

Treasurer and Principal Financial Officer

DGHM Investment Trust

Date: April 30, 2008